Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets, Net [Abstract]
Acquired Intangible Assets, Net
	December 31,
	2011	2012

Indefinite-lived:
Domain names	$757	$360
Trademarks	1,274	1,288
License of service provider	604	-
Definite-lived:
Domain names	836	2,426
Source code	1,752	1,754
Technology	4,579	6,999
Non-compete agreement	121	3,933
License of service provider	-	610
Trademarks	-	77
Total acquired intangible assets	9,923	17,447
Less: Accumulated amortization
Domain names	(64)	(423)
Source code	(572)	(821)
Technology	(1,009)	(1,872)
Non-compete agreement	(59)	(299)
Trademarks	-	(2)
Accumulated amortization	(1,704)	(3,417)
Less: Impairment loss
Domain names	(278)	(692)
Source code	(87)	(158)
Trademarks	-	(197)
Technology	-	(673)
Accumulated impairment loss	(365)	(1,720)
Acquired intangible assets, net	$7,854	$12,310